Operating Lease (Details) - Schedule of maturity of our operating lease liabilities	Sep. 30, 2021 USD ($) shares
Schedule of maturity of our operating lease liabilities [Abstract]
Remainder of Year of 2021	$ 12,952
Year of 2022	56,126
Thereafter
Total lease payments	69,078
Less: imputed interest	$ 2,539
Present value of operating lease liabilities (in Shares) | shares	66,539
Less: current obligation	$ 49,522
Long-term obligation on September 30, 2021	$ 17,017